Fair Value Measurements (Non-Recurring) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 445	$ 732
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustment to assets measured at fair value on non recurring basis	(1,146)	(1,788)
Fair Value, Measurements, Nonrecurring [Member] | Financing receivables and loans held for sale [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustment to assets measured at fair value on non recurring basis	(284)	(325)
Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustment to assets measured at fair value on non recurring basis	(352)	(445)
Fair Value, Measurements, Nonrecurring [Member] | Long Lived Assets, Including Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustment to assets measured at fair value on non recurring basis	(510)	(1,018)
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	415	2,092
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring [Member] | Financing receivables and loans held for sale [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	49	138
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	2	0
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Nonrecurring [Member] | Long Lived Assets, Including Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	364	1,954
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	2,031	2,023
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring [Member] | Financing receivables and loans held for sale [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	808	1,062
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring [Member] | Cost and equity method investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	387	599
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring [Member] | Long Lived Assets, Including Real Estate [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 836	$ 362